Trade receivables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	Trade receivables and contract assets
Trade receivables and contract assets are non-interest bearing and generally have 30-90 day payment terms.

	At December 31,
	2018	2019	2020
	(in thousands)
Trade receivables	$16,758	$11,957	$20,537
Contract assets	2,707	1,587	371
Unbilled revenue	105	—	—
Provision for credit notes to be issued	(1,094)	(848)	(536)
Provisions on trade receivables	(2,592)	(2,719)	(2,724)
Net trade receivables	$15,884	$9,977	$17,648
In the years ended December 31, 2018, 2019 and 2020, the Company recorded credit notes related to special customer programs such as rebates.
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2018	2019	2020
	(in thousands)
At January 1,	$810	$2,592	$2,719
Charge for the year	1,782	515	47
Utilized amounts	—	(388)	—
Unutilized amounts	—	—	(42)
At year end	$2,592	$2,719	$2,724
In the year ended December 31, 2018, the Company recognized a provision for impairment of $1,782,000 included in the Consolidated Statement of Operations in "General and administrative". In the year ended December 31, 2019, the Company impaired additional trade receivables for $515,000. In the year ended December 31, 2020, trade receivables of $47,000 was impaired. Trade receivables impaired are related primarily to significantly aged receivables, which the Company no longer expects to collect although still subject to enforcement.

As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2018	$15,884	$7,421	$5,155	$49	$471	$2,788
At December 31, 2019	$9,977	$6,265	$2,125	$130	$371	$1,086
At December 31, 2020	$17,648	$14,232	$2,879	$53	$—	$484

Due to its historical experience, the Company does not assign credit risk rating grades to its trade receivables, but assesses credit risk at the customer level. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the year end beyond specific provisions for doubtful accounts.